S000082197 [Member] Average Annual Total Returns	12 Months Ended	14 Months Ended
	Dec. 31, 2024	Dec. 31, 2024
Bloomberg U.S. Aggregate Bond Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	1.25%	7.99%
Russell 1000 Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	24.51%	29.73%
iShares LifePath Retirement ETF
Prospectus [Line Items]
Average Annual Return, Percent	8.06%	14.54%
Performance Inception Date		Oct. 17, 2023
iShares LifePath Retirement ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	6.89%	13.24%
iShares LifePath Retirement ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	4.91%	10.67%